STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Class B Common Stock Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Balance at Sep. 23, 2020	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Sep. 23, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of Founder Shares	$ 690	24,310		25,000
Sale of Founder Shares (in shares)	6,900,000
Net income (loss)			(5,894)	(5,984)
Balance at Dec. 31, 2020	$ 690	24,310	(5,894)	19,106
Balance (in shares) at Dec. 31, 2020	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Excess fair value of Private Placement Warrants		50,134		50,134
Excess fair value of anchor shares			795,825	795,825
Remeasurement of ordinary shares subject to possible redemption		$ (74,444)	(29,333,022)	(29,407,466)
Net income (loss)			6,689,555	6,689,555
Balance at Dec. 31, 2021	$ 690		$ (21,853,536)	$ (21,852,846)
Balance (in shares) at Dec. 31, 2021	6,900,000